PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4.PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of:

	December 31,
	2013	2014

Other receivable (i)	1,241	1,082
Prepaid rental expenses	7,288	8,846
Advance to suppliers	1,095	607
Prepaid advertisement expenses	565	454
Short-term deposits	451	157
Interest receivable	1,051	1,143
Staff advances and others	2,166	1,780
Option exercising cost receivable (ii)	2,785	744
	16,642	14,813

(i)

Other receivable consists of cash that had been received from students but held by the third-party online payment processing agencies. The funds are transferred to the Group shortly after payments are received by the third-party online payment processing agencies.

(ii)

Option exercising cost receivable is the amount paid by employees to exercise options but held by a third party service provider. The funds are transferred to the Group shortly after payments are received by the third-party service provider.